UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 1999

Check here if Amendment [  ]; Amendment Number: _____

   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Building Materials Corporation of America
Address:          1361 Alps Road
                  Wayne, New Jersey  07470

Form 13F File Number:  28-5328

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard A. Weinberg
Title:            Executive Vice President and General Counsel
Phone:            (973) 628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg            Wayne, New Jersey         August 12, 1999
-----------------------------      -----------------         ---------------
[Signature]                           [City, State]               [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number                                 Name
   --------------------                                 ----

         28-5874                     International Specialty Products Inc.